Business Combinations	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business Combinations
Business Combinations
The Company accounted for its business combinations below under the acquisition method of accounting and measured at fair value the identifiable assets acquired and liabilities assumed at the date of acquisition. For each business combination, the Company recorded assets and liabilities representing working capital at their historical costs, which approximate fair value given the short-term nature of the assets and liabilities. The methods used to estimate the fair value of definite-lived intangible assets are consistent with those described in Note 1, “Basis of Presentation and Summary of Significant Accounting Policies.”

Acquisition of Synarc
On September 3, 2019, the Company acquired 100% of the issued and outstanding equity of Synarc, Inc. (“Synarc”), the global site network business of Bioclinica, Inc., expanding its global footprint into China and Latin America and expanding its central nervous system offering in the United States. The preliminary purchase price was $45.2 million, which includes an adjustment to estimated net working capital acquired at the time of acquisition of $5.2 million recorded in the fourth quarter of 2019, and was paid with cash. The purchase price is subject to further post-closing adjustments for cash, debt and net working capital recorded at the time of the acquisition.
The initial accounting is not complete and amounts recorded as part of the acquisition are provisional, pending finalization of the valuation of certain assets. The preliminary goodwill recognized of $1.1 million was primarily the result of anticipated growth through the development of new customers, additional services to existing customers and the assembled workforce. The goodwill was assigned to a reporting unit within the Company’s Clinical Development Services segment. The Company is not able to deduct goodwill for U.S. income tax purposes.
The Company acquired the following provisional definite-lived intangible assets during 2019 with the acquisition of Synarc:

	Acquired Intangible Assets	Weighted-Average Amortization Period (in years)
Customer relationships	$2,000	15
Know-how/processes	1,800	8
Investigator network	1,900	8
Trade names	1,400	10
Total	$7,100	10

The following table summarizes the provisional consideration and the fair values of identifiable assets acquired and liabilities assumed at the acquisition date:

Purchase price	$45,187

Identifiable assets acquired:
Cash and cash equivalents	$6,003
Accounts receivable and unbilled services, net	23,143
Prepaid expenses and other current assets	3,817
Property and equipment	19,273
Intangible assets	7,100
Other assets	5,403
Operating lease right-of-use assets	1,609
Total identifiable assets acquired	66,348
Liabilities assumed:
Accounts payable	(5,565)
Other accrued expenses	(4,026)
Unearned revenue	(7,210)
Long-term debt and finance lease obligations	(38)
Deferred tax liabilities	(3,447)
Other liabilities	(331)
Operating lease liabilities	(1,609)
Total liabilities assumed	(22,226)
Separately identifiable net assets acquired	44,122
Goodwill	1,065
Total net assets	$45,187

Acquisition of Medimix
On July 1, 2019, the Company acquired 100% of the issued and outstanding equity of Medimix International (“Medimix”), a global technology company providing real-world evidence insights and information to the pharmaceutical, diagnostic and medical device industries. The acquisition is expected to enhance the Company’s ability to leverage data to provide real-world evidence and insights for customers. The preliminary purchase price was $36.8 million, which consisted of $27.5 million of cash, $5.0 million of common stock of the Company and $4.3 million of estimated contingent consideration. The purchase price is subject to post-closing adjustments for cash, debt and net working capital recorded at the time of the acquisition. There have been no material purchase price adjustments made subsequent to the initial recognition of assets and liabilities acquired.
Based on the provisional fair values of identifiable assets acquired and liabilities assumed at the acquisition date, the consideration paid was allocated as follows: (i) $13.5 million to definite-lived intangible assets, (ii) $20.5 million to goodwill and (iii) $2.8 million to other net assets primarily related to net working capital.
In connection with the acquisition of Medimix, contingent consideration in the form of a potential earn-out payment of up to $10.8 million is to be paid if Medimix achieves certain performance measures within the specified measurement period. As of December 31, 2019, the Company recorded an estimated earn-out liability of $9.5 million to be paid based on Medimix meeting certain performance targets through 2019. The change in the estimated earn-out liability for contingent consideration was recorded in SG&A expenses on the consolidated statements of operations, and the estimated liability is included in other accrued expenses on the consolidated balance sheets.
The initial accounting is not complete and amounts recorded as part of the acquisition are provisional, pending finalization of the valuation of certain assets and liabilities. The goodwill recognized was primarily the result of anticipated growth through the development of new customers, additional services to existing customers and the assembled workforce. The goodwill was assigned to a reporting unit within the Company’s Clinical Development Services segment. The majority of goodwill is tax deductible for U.S. income tax purposes.
The Company acquired the following provisional definite-lived intangible assets during 2019 with the acquisition of Medimix:

	Acquired Intangible Assets	Weighted-Average Amortization Period (in years)
Customer relationships	$7,500	13
Trade names	900	10
Technology/intellectual property	5,100	8
Total	$13,500	11

Acquisition of Optimal Research
On September 1, 2017, the Company acquired 100% of the issued and outstanding membership interests of Optimal Research, LLC (“Optimal Research”), a dedicated research site network with enhanced oncology enrollment capabilities. The purchase price was $24.0 million and was funded with cash on hand. Based on the fair values of identifiable assets acquired and liabilities assumed at the acquisition date, the consideration paid of $24.0 million was allocated as follows: (i) $9.8 million to goodwill, (ii) $12.0 million to definite-lived intangible assets and (iii) $2.2 million to other net assets primarily related to net working capital. The goodwill recognized was primarily the result of anticipated growth through the development of new customers, additional services to existing customers, synergies through shared operations and the assembled workforce. The goodwill was assigned to a reporting unit within the Company’s Clinical Development Services segment. The goodwill is tax deductible of U.S. income tax purposes.

The Company acquired the following definite-lived intangible assets during 2017 with the acquisition of Optimal Research:

	Acquired Intangible Assets	Weighted-Average Amortization Period (in years)
Customer relationships	$5,300	15
Backlog	120	2
Investigator network	1,800	8
Know-how/processes	4,800	10
Total	$12,020	12

Results from Acquisitions
The Company had the following results from its acquisitions for the periods subsequent to closing:

Business Combination	Time Period	Net Revenue	Net (Loss) Income
Synarc	September 3, 2019 to December 31, 2019	$17,170	Insignificant
Medimix	July 1, 2019 to December 31, 2019	5,996	Insignificant
Optimal	September 1, 2017 to December 31, 2017	3,339	Insignificant

Acquisition Costs
Acquisition costs are expensed as incurred and for the years ended December 31, 2019, 2018 and 2017, acquisition costs were $7.9 million, $0.8 million and $8.5 million, respectively, and are included on the consolidated statements of operations as a component of SG&A expenses.